Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and other current assets

	September 30, 2021	December 31, 2020

Insurance	$35,261	$33,569
Total	$35,261	$33,569

	December 31, 2020	December 31, 2019
Insurance	$33,569	$100,061
Rent	—	908
Professional fees	—	17,500
Deposit	—	20,958
Other	—	7,638
Total	$33,569	$147,065